As filed with the Securities and Exchange Commission on December 23, 2008
                                           1933 Act Registration No. 333-141766
                                            1940 Act Registration No. 811-08441
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                       POST-EFFECTIVE AMENDMENT NO. 6 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                             AMENDMENT NO. 121 /X/

               Lincoln Life & Annuity Variable Annuity Account H
                           (Exact Name of Registrant)

                             American Legacy Design

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                              (Name of Depositor)

                         100 Madison Street, Suite 1860
                            Syracuse, New York 13202
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (315) 428-8400

                          Robert O. Sheppard, Esquire
                   Lincoln Life & Annuity Company of New York
                         100 Madison Street, Suite 1860
                            Syracuse, New York 13202
                    (Name and Address of Agent for Service)

                                    Copy to:
                          Mary Jo Ardington, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                             Fort Wayne, IN 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /x/ on January 16, 2009, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on ______________ pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                  payment deferred variable annuity contracts.

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

                Lincoln Life & Annuity Variable Annuity Account H

                          American Legacy Product Suite

                Supplement to the Prospectus dated April 30, 2008

This supplement to the prospectus for your American Legacy individual variable annuity contract outlines changes to certain features available for purchase under your contract. All other features and benefits described in your prospectus remain the same. This supplement is for informational purposes and requires no action on your part. Please check with your registered representative to determine if the information in the supplement applies to you.

The following changes will be in effect on January 16, 2009 or January 20, 2009 as described below, for new elections (if available) and upon certain step-ups and resets of Living Benefit riders. Complete details regarding each change are outlined below.

o On or after January 20, 2009, the current charge for Lincoln Lifetime IncomeSM Advantage will increase from 0.75% to 0.90% for new elections. For existing contract owners, the increase will occur upon the next Automatic Annual Step-up of the Guaranteed Amount. This new charge will also apply at the next rider anniversary if cumulative deposits received after the first rider anniversary equal or exceed $100,000.
o The current charge for Lincoln SmartSecuritySM Advantage - 5 year Elective Step-up option will increase from 0.45% to 0.65% upon the next election of a step-up of the Guaranteed Amount and for elections completed on or after January 20, 2009.
o The current charge for 4LATER(R) Advantage will increase from 0.50% to 0.65% for new elections and upon the next election to reset the Income Base on or after January 20, 2009.
o The 5% Enhancement period under Lincoln Lifetime IncomeSM Advantage will decrease from 15 years to 10 years.
o The Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up will no longer be offered for purchase after January 16, 2009.
o Contractowners who elect a Living Benefit rider will be subject to new Investment Requirements - Option 3. (See below for a list of applicable riders and restricted funds.)

DESCRIPTION OF CHANGES. The following discussion describes changes that are incorporated into the specified sections of your prospectus.

Expense Table
The following replaces specified sections of the Expense table:

The following table describes the charges for certain Optional Riders available under your contract. Refer to the Expense Tables of your prospectus for all other fees and charges associated with your variable annuity contract and other optional riders.
Lincoln Lifetime IncomeSM Advantage:

     Guaranteed maximum annual percentage charge*                          1.50%

     Current annual percentage charge*                                     0.90%

* The annual percentage charge is assessed against the Guaranteed Amount (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements and the 200% Step-up and decreased for withdrawals. This charge is deducted from the contract value on a quarterly basis.

Lincoln SmartSecuritySM Advantage:

                                     Lincoln SmartSecuritySM     Lincoln SmartSecuritySM      Lincoln SmartSecuritySM
                                        Advantage - 5 year          Advantage - 1 Year          Advantage - 1 Year
                                     Elective Step-up option     Automatic Step-up option   Automatic Step-up option -
                                      (not available for new     - Single Life (and prior           Joint Life
                                           purchasers) version)

Guaranteed maximum annual                     0.95%                       1.50%                        1.50%
percentage charge*

Current annual percentage                     0.65%                       0.65%                        0.80%
charge*

* The annual percentage charge is assessed against the Guaranteed Amount (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments and step-ups, and decreased by withdrawals. This charge is deducted from the contract value on a quarterly basis.

4LATER(R) Advantage:

     Guaranteed maximum annual percentage charge*                          1.50%

     Current annual percentage charge*                                     0.65%

*The annual percentage charge for 4LATER(R) Advantage is multiplied by the Income Base (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, automatic 15% Enhancements, and Resets and decreased for withdrawals. The 4LATER(R) Advantage charge is deducted from the subaccounts on a quarterly basis.


5% Enhancement in Guaranteed Amount. Contractowners who purchase Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009 will receive an annual 5% Enhancement to the Guaranteed Amount which will be in effect for 10 years from the effective date of the Rider. A new 10-year period will begin each time an Automatic Annual Step-up to the contract value occurs as described in your prospectus. (The prior version provided a 5% Enhancement for a 15-year period.)

Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up. After January 16, 2009 Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up will no longer be available for new purchases. Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up will still be available for purchase.

Investment Requirements - Option 3. Contractowners who purchase Lincoln SmartSecuritySM Advantage, 4LATER(R) Advantage and Guaranteed Income Benefit (Version 2) on or after January 20, 2009 or when approved by your state will be subject to Investment Requirements - Option 3. (Contractowners who have elected Lincoln Lifetime IncomeSM Advantage and the Guaranteed Income Benefit under i4LIFE(R) Advantage (Version 3) are already subject to Investment Requirements - Option 3. See prospectus supplement dated December 15, 2008.) The investment options available under Investment Requirements - Option 3 will be changing for new elections. Contractowners currently subject to Investment Requirements - Option 3 will not be affected. Investment Requirements - Option 3 for new elections on or after Jauary 20, 2009 or when approved by your state will be as described below.

Investment Requirements limit how much you can invest in certain subaccounts of your contract. We have divided the subaccounts of your contract into two groups and have specified the minimum or maximum percentages of contract value that must be in each group at the time you purchase the rider. In addition, you may allocate your contract value and purchase payments in accordance with certain asset allocation models. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain Riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.

You can select the percentages of contract value to allocate to individual funds within each group, but the total investment for all funds within the group must comply with the specified minimum or maximum percentages for that group.

In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your contract value on a periodic basis. On each quarterly anniversary of the effective date of the Rider, we will rebalance your contract value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation.
At this time, the subaccount groups are as follows:


Group 1                                                                                                  Group 2
Investments must be at least 30%                                                   Investments cannot exceed 70%
--------------------------------                                                   -----------------------------
1. Bond Fund                                             All other investment options except as discussed below.
2. Global Bond Fund
3. U.S. Government/AAA-Rated Securities

To satisfy the Investment Requirements of Lincoln Lifetime IncomeSM Advantage, you may allocate 100% of your contract value to the Asset Allocation Fund, an individual mutual fund offered by the American Funds Insurance Series as one of the subaccount options in your contract. If you allocate less than 100% of contract value to the Asset Allocation Fund, then the Asset Allocation Fund will be considered as part of Group 2 above and you will be subject to the Group 2 restrictions. When Lincoln Lifetime IncomeSM Advantage is elected, the fixed account is no longer available except for dollar cost averaging.

In addition, to satisfy the Investment Requirements of Lincoln Lifetime IncomeSM Advantage, contract value may be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. At this time, 100% of the contract value can be allocated to one of the following models:
American Legacy Fundamental Balanced Model or American Legacy Fundamental Income Model. You may only choose one asset allocation at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate contract value among Group 1 or Group 2 subaccounts as described above.



                Please keep this Supplement for future reference.

                                     PART A

The prospectus for the American Legacy Design variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 3
(File No. 333-141766) filed on April 9, 2008.

Supplement to the prospectus for the American Legacy Design variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-141766) filed on November 10, 2008.

Supplements to the prospectus for the American Legacy Design variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-141766) filed on December 12, 2008.


                                     PART B

The Statement of Additional Information for the American Legacy Design variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-141766) filed on April 9, 2008.

Supplement to the Statement of Additional Information for the American Legacy Design variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-141766) filed on November 10, 2008.

               Lincoln Life & Annuity Variable Annuity Account H

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-141766) filed on April 9, 2008.

     2. Part B

     The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-141766) filed on April 9, 2008.

     Statement of Assets and Liabilities - December 31, 2007
     Statement of Operations - Year ended December 31, 2007
     Statements of Changes in Net Assets - Years ended December 31, 2007 and
      2006
     Notes to Financial Statements - December 31, 2007
     Report of Independent Registered Public Accounting Firm

     3. Part B

     The following financial statements for Lincoln Life & Annuity Company of New York are incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-141766) filed on April 9, 2008.

     Balance Sheets - December 31, 2007 and 2006
     Statements of Income - Years ended December 31, 2007, 2006, and 2005 Statements of Shareholder's Equity - Years ended December 31, 2007, 2006, and 2005
     Statements of Cash Flows - Years ended December 31, 2007, 2006, and 2005 Notes to Financial Statements - December 31, 2007
     Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-38007) filed on October 16, 1997.

(2) Not Applicable

(3) (a) Selling Group Agreement - American Legacy Suite of Products incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-91226) filed on April 14, 2004.

   (b) Principal Underwriting Agreement dated May 1, 2007 between Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(4) (a) Variable Annuity Contract (30070-AL Des 1 NY 12/06) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-141766) filed on April 9, 2008.

   (b) Variable Annuity Contract (30070-AL Des 2 NY 12/06) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-141766) filed on April 9, 2008.

   (c) Variable Annuity Contract (30070-AL Des 3 NY 12/06) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-141766) filed on April 9, 2008.

   (d) Persistency Credit Rider (32154) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-91226) filed on June 26, 2002.

   (e) Bonus Credit Rider (32146) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-91226) filed on June 26, 2002.

   (f) IRA Contract Amendment (28877) incorporated herein by reference to Post-Post-Effective Amendment No. 1 (File No. 333-91226) filed on April 16,


   (g) Roth IRA Endorsement (5305-RB) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-91226) filed on April 16, 2003.

   (h) Section 403(b) Annuity Endorsement (32481NY-I) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-91226) filed on April 16, 2003.

   (i) Variable Annuity Rider (32793N-NY) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-91226) filed on April 14, 2004.

   (j) Guaranteed Accumulation Values (NYNGV 5/03) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-91226) filed on April 14, 2004.

   (k) Form of Variable Annuity Rider (32793HWM-N-NB-NY 4/04) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-91182) filed on December 20, 2004.

   (l) Form of Contract Specifications Page for Account Value Death Benefit (CDNYAL3N 6/05) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-91226) filed on April 22, 2005.

   (m) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

   (n) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (o) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (p) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (q) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (r) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (s) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (t) Form of Variable Annuity Rider (32793 5/06) incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-36304) filed on June 7, 2006.

   (u) Variable Annuity Rider (32793 7/06 NY) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-135737) filed on November 7, 2006.

   (v) Variable Annuity Death Benefit Rider (DB-1 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

   (w) Variable Annuity Death Benefit Rider (DB-2 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

   (x) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

   (y) Variable Annuity Death Benefit Rider (DB-6 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

   (z) Variable Annuity Death Benefit Rider (DB-9 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

   (aa) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(5) Application (ALD-NY 11/07) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-141766) filed on April 9, 2008.

(6) Articles of Incorporation and Bylaws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 to Registration Statement on Form S-6 (File No. 033-77496) filed on April 2, 2007.

(7) Automatic Indemnity Reinsurance Agreement dated December 31, 2007 between Lincoln Life & Annuity Company of New York and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-145531) filed on April 9, 2008.

(8) (a) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

   (b) Fund Participation Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York, American Funds Insurance Series and Capital Research and Management Company incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-141769) filed on April 2, 2008.

   (c) Rule 22c-2 Agreement with American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(9) Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-141766) filed on April 2, 2007.

(10) (a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

   (b) Power of Attorney - Principal Officers and Directors of Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-141756) filed on November 7, 2008.

(11) Not Applicable

(12) Not Applicable

(13) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 27 (File No. 333-61554) filed on October 24, 2008.

Item 25. Directors and Officers of the Depositor

   The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln Life & Annuity Variable Annuity Account H as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.

Name                                Positions and Offices with Depositor
---------------------------------   ------------------------------------------------------------
J. Patrick Barrett                  Director
4605 Watergap
Manlius, NY 13104

Michael J. Burns*****               Senior Vice President

Charles C. Cornelio*****            Senior Vice President and Director

Patrick P. Coyne***                 Director

Frederick J. Crawford******         Senior Vice President, Chief Financial Officer and Director

Robert W. Dineen***                 Director

Larry A. Samplatsky****             Vice President and Chief Compliance Officer

Dennis R. Glass******               President and Director

George W. Henderson, III            Director
Granville Capital
300 N. Greene Street
Greensboro, NC 27401

Mark E. Konen*****                  Senior Vice President and Director

M. Leanne Lachman                   Director
870 United Nations, Plaza, #19-E
New York, NY 10017

Louis G. Marcoccia                  Director
Senior Vice President
Syracuse University
Crouse-Hinds Hall, Suite 620
900 S. Crouse Ave.
Syracuse, NY 13244

Patrick S. Pittard                  Director
20 Cates Ridge
Atlanta, GA 30327

Dennis L. Schoff******              Director

Robert O. Sheppard*                 Second Vice President and General Counsel

Michael S. Smith***                 Assistant Vice President and Director

Rise' C.M. Taylor**                 Vice President and Treasurer

C. Suzanne Womack ******            Second Vice President and Secretary

     * Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202
    ** Principal business address is 1300 South Clinton Street, Fort Wayne,
        Indiana 46802
   *** Principal business address is Center Square West Tower, 1500 Market
        Street, Suite 2900, Philadelphia, PA 19102
  **** Principal business address is 350 Church Street, Hartford, CT 06103 ***** Principal business address is 100 N. Greene Street, Greensboro, NC
        27401
****** Principal business address is Radnor Financial Center, 150 Radnor
        Chester Road, Radnor, PA 19087

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of November 30, 2008 there were 7,877 contract owners under Account H.

Item 28. Indemnification

     (a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in connection with suits by, or in the right of, Lincoln New York.

     Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6 hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   (a) Lincoln Financial Distributors, Inc. ("LFD") currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

     (b) Officers and Directors of Lincoln Financial Distributors, Inc.:


Name                        Positions and Offices with Underwriter
-------------------------   --------------------------------------------
Dennis R. Glass*            Interim President and Director
David M. Kittredge*         Senior Vice President
Randal J. Freitag*          Vice President and Treasurer
Patrick J. Caulfield**      Vice President and Chief Compliance Officer
Frederick J. Crawford**     Director
Dennis R. Glass*            Director
Keith J. Ryan***            Vice President, Chief Financial Officer
Marilyn K. Ondecker***      Secretary

  * Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor PA 19087
 ** Principal Business address is 350 Church Street, Hartford, CT 06103
*** Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

     (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company ("Lincoln Life"), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with Mellon Bank, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258, to provide accounting services for the VAA.


Item 31. Management Services

Not Applicable.

Item 32. Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional
      Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.

   (d) Lincoln New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln New York.

   (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs
      (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration
    Statement and has caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 23rd day of December, 2008.


      Lincoln Life & Annuity Variable Annuity Account H (Registrant)
      American Legacy Design
      By:   /s/Robert L. Grubka
            ------------------------------------
            Robert L. Grubka
            Second Vice President, Lincoln Life & Annuity Company of New York
            (Title)

      LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
      (Depositor)
      By:   /s/Brian A. Kroll
            ------------------------------------
            Brian A. Kroll
            Assistant Vice President, Lincoln Life & Annuity Company of
            New York
            (Title)


(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on December 23, 2008.


Signature                        Title
*                                President and Director
------------------------------   (Principal Executive Officer)
Dennis R. Glass
*                                Senior Vice President, Chief Financial Officer and Director
------------------------------   (Principal Financial Officer)
Frederick J. Crawford
*                                Director
------------------------------
J. Patrick Barrett
*                                Senior Vice President
------------------------------
Michael J. Burns
*                                Senior Vice President and Director
------------------------------
Charles C. Cornelio
                                 Director
------------------------------
Patrick P. Coyne
*                                Director
------------------------------
Robert W. Dineen
*                                Director
------------------------------
George W. Henderson, III
*                                Senior Vice President and Director
------------------------------
Mark E. Konen
*                                Director
------------------------------
M. Leanne Lachman
*                                Director
------------------------------
Louis G. Marcoccia
*                                Director
------------------------------
Patrick S. Pittard
*                                Director
------------------------------
Dennis L. Schoff
*                                Assistant Vice President and Director
------------------------------
Michael S. Smith

*By:/s/Robert L. Grubka          Pursuant to a Power of Attorney
 ---------------------------
  Robert L. Grubka